Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 169,549	$ 9,838
Deferred offering costs
Prepaid expenses and other current assets		103,790
Other receivable – related party		4,221,549
Due from VIE	3,155,488
Non-current assets
Investment in subsidiaries and VIE	40,048,067	35,584,716
Total assets	43,373,104	39,919,893
LIABILITIES
Due to VIE	5,909,287	236,442
Due to related parties	31,381
STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 34,124,565 and 25,677,965 issued and outstanding at December 31, 2022 and 2021, respectively	3,413	2,568
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2022 and 2021	75	75
Additional paid-in capital	52,557,552	40,827,231
Statutory reserve	394,541	394,541
Retained earnings	(14,572,425)	(3,036,045)
Accumulated other comprehensive income	(950,720)	1,495,081
Total stockholders’ equity	37,432,436	39,683,451
Total liabilities and stockholders’ equity	$ 43,373,104	$ 39,919,893